Fair Value - Other Assumptions (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deposits
Carrying amount of time deposits	$ 3,201,320,000	$ 2,899,543,000
Fair Value, Inputs, Level 3
Loans:
Carrying amount of fixed rate performing loans	1,200,539,000	1,216,156,000
Estimated fair value of fixed rate performing loans	1,166,537,000	1,154,862,000
Deposits
Carrying amount of time deposits	3,201,320,000	2,899,543,000
Estimated fair value of time deposits	3,196,649,000	2,895,245,000
Fair Value, Inputs, Level 2
Other borrowed funds
Carrying amount of the long-term FHLB borrowings	10,332,000	10,541,000
Estimated fair value of long-term FHLB borrowings	$ 10,332,000	$ 10,541,000